Acquisitions and Other Significant Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Acquisitions and Other Significant Transactions [Abstract]
Schedule of Fair Value of the Consideration of Payment

Fair value of the consideration of payment

Equity shares	33,504,531
Warrants	1,030,000
Total consideration	34,534,531

Fair value of the consideration of payment

Cash payment	215,415
Regulatory activities	727,985
Total consideration	943,400

Schedule of Fair Value of the Consideration of Payment

 Assets acquired, liabilities assumed, and non-controlling interest recognized

Net assets incorporated	Total
Cash and cash equivalents	$554,420
Trade and other receivables	$4,036,558
Property, plant and equipment	$3,319,313
Intangible assets	$74,841,933
Right of use assets	$100,896
Inventories	$2,235,482
Borrowings / Financial debt	$(19,608,629)
Accounts payable	$(5,806,020)
Lease liabilities	$(117,463)
Warrant liabilities	$(181,093)
Deferred tax liabilities	$(15,767,275)
Total net assets identified	$43,608,122
Non-controlling interest	$6,316,790
Previously held interest - revalued at FV	$1,283,319
Gain on purchase	$1,473,482
Total consideration	$34,534,531
Cash and cash equivalents	252,923
Other financial assets	73,950
Trade receivables	596,463
Other receivables	288,861
Income and minimum presumed recoverable income taxes	19,998
Inventories	4,031,412
Property, plant and equipment	816,576
Intangible assets	2,217,985
Right of use asset	168,988
Trade and other payables	(2,302,332)
Borrowings	(743,279)
Employee benefits and social security	(23,346)
Deferred revenue and advances from customers	(2,515)
Provisions	(355,898)
Lease liabilities	(168,988)
Deferred tax liabilities	(996,824)
Total net assets identified	3,873,974

Non-controlling interest	(1,898,247)

Gain from a bargain purchase	(1,032,327)

Total consideration	943,400